Realized gains on Sales of Investments, Net	12 Months Ended
Dec. 31, 2021
Realized Gains Losses On Sales Of Investments Net [Abstract]
Realized gains on sales of investments, net
21	Realized gains on sales of investments, net

The gross realized gains on sales of investments are RMB46,126,258, RMB70,611,492 and RMB57,368,616 for the years ended December 31, 2019, 2020 and 2021, respectively. The gross realized losses on sales of investments are RMB50,457,833 and RMB38,198,180 for the years ended December 31 2020 and 2021, respectively.